Operating profit - Summary of Auditors Remuneration (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Details Of Auditors Remuneration [Line Items]
Audit services	£ 426	£ 658	£ 487	£ 186
Audit Related Assurance Services	716	657	98	22
Other services	0	6	1	1
Total auditor remuneration	1,142	1,321	586	209
Interim Review [Member]
Details Of Auditors Remuneration [Line Items]
Audit Related Assurance Services	63	87	22	22
Attestation Under s404 Of Sarbanes Oxley Act 2002 And Audit Of 20F Filing [Member]
Details Of Auditors Remuneration [Line Items]
Audit Related Assurance Services	0	535	0	0
Services In Respect Of The Group US Listing [Member]
Details Of Auditors Remuneration [Line Items]
Audit Related Assurance Services	0	653	76	0
Other Audit Related Assuarance Services [Member]
Details Of Auditors Remuneration [Line Items]
Audit Related Assurance Services	0	35	0	0
Group And Parent Company [Member]
Details Of Auditors Remuneration [Line Items]
Audit services	426	646	279	178
Subsidiary Companies Pursuant To Legislation [Member]
Details Of Auditors Remuneration [Line Items]
Audit services	£ 0	£ 12	8	£ 8
Assurance services in respect of controls work for US compliance [Member]
Details Of Auditors Remuneration [Line Items]
Audit services			£ 200